Stock-Based Compensation - Summary of Stock Options Available for Grant and Outstanding Options Activity (Detail) (AUD)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares Available for Grant, Beginning balance	24,503,783	25,695,988
Granted	(1,266,656)	(1,415,605)
Forfeitures available for re-grant		223,400
Shares Available for Grant, Ending balance	23,237,127	24,503,783
Outstanding Options, Weighted Average Exercise Price, Beginning balance	7.94	7.59
Exercised, Outstanding Options, Weighted Average Exercise Price	7.89	7.01
Forfeited, Outstanding Options, Weighted Average Exercise Price		8.56
Outstanding Options, Weighted Average Exercise Price, Ending balance	8.11	7.94
Outstanding Options, Number, Beginning balance	5,156,136	9,085,140
Exercised, Outstanding Options, Number	(4,056,860)	(3,622,106)
Forfeited, Outstanding Options, Number		(306,898)
Outstanding Options, Number, Ending balance	1,099,276	5,156,136